UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09833
Investment Grade Income Portfolio
(Exact Name of registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS

Corporate Bonds — 22.7%
	Principal
	Amount
Security	(000’s omitted)	Value

Agricultural Services — 0.3%

Cargill, Inc., 3.625%, 3/4/09(1)	$500	$499,419

		$499,419

Appliances — 0.4%

Whirlpool Corp., 6.125%, 6/15/11	$320	$285,106
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	300,912

		$586,018

Beverages — 1.3%

Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$205	$185,181
Bottling Group LLC, 6.95%, 3/15/14	1,040	1,130,472
Diageo Capital PLC, 7.375%, 1/15/14	510	543,849

		$1,859,502

Broadcasting and Cable — 0.3%

Time Warner Cable, Inc., 8.75%, 2/14/19	$360	$392,107

		$392,107

Building and Development — 0.1%

K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$82,500

		$82,500

Commercial Banks — 0.2%

National City Corp., 5.75%, 2/1/09	$315	$313,434

		$313,434

Communications Services — 0.3%

AT&T Inc., 6.70%, 11/15/13	$475	$503,700

		$503,700

Computers — 0.2%

Hewlett-Packard Co., 6.125%, 3/1/14	$230	$244,760

		$244,760

Diversified Manufacturing — 1.0%

Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$61,374
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,315,233

		$1,376,607

Drugs — 0.2%

Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$351,977

		$351,977

Financial Services — 7.9%

American Express Credit Corp., 7.30%, 8/20/13	$465	$476,433
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	551,643
Associates Corp., N.A., 5.96%, 5/15/37	30	29,890
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	806,809
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	335,049
CIT Group, Inc., 5.80%, 10/1/36	215	142,232
CIT Group, Inc., 12.00%, 12/18/18(1)	330	330,000
Citigroup, Inc., 6.125%, 5/15/18	745	754,618
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,087,292
General Electric Capital Corp., 5.625%, 5/1/18	1,670	1,685,132
Goldman Sachs Group, Inc., 6.15%, 4/1/18	865	832,668
HSBC Finance Corp., 5.25%, 1/14/11	775	751,728
IBM International Group Capital, 5.05%, 10/22/12	320	334,186
Janus Capital Group, Inc., 6.70%, 6/15/17	755	563,578
JPMorgan Chase & Co., 5.15%, 10/1/15	300	283,672
Merrill Lynch & Co., 5.70%, 5/2/17	785	696,587
Morgan Stanley, MTN, 6.625%, 4/1/18	840	738,141
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	887,863

		$11,287,521

Foods — 3.1%

ConAgra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,231,203
General Mills, Inc., 5.65%, 9/10/12	180	183,884
General Mills, Inc., 5.70%, 2/15/17	525	528,519
Kraft Foods, Inc., 6.875%, 1/26/39	650	653,232
Kroger Co., 6.80%, 4/1/11	595	614,660
McDonald’s Corp., 5.80%, 10/15/17	865	926,602
Safeway, Inc., 6.25%, 3/15/14	365	367,294

		$4,505,394

Health Services — 0.4%

Laboratory Corp. of America, 5.50%, 2/1/13	$545	$523,410

		$523,410

Household Products — 0.4%

Procter and Gamble Co., 4.95%, 8/15/14	$495	$522,498

		$522,498

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Lodging and Gaming — 0.2%

MGM Mirage, Inc., 8.50%, 9/15/10	$300	$253,500

		$253,500

Media — 0.5%

Walt Disney Co., MTN, 6.00%, 7/17/17	$640	$679,448

		$679,448

Medical Products — 0.8%

Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,128,504

		$1,128,504

Oil and Gas-Equipment and Services — 1.6%

Burlington Resources, 9.875%, 6/15/10	$635	$678,172
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,573,116

		$2,251,288

Retail-Drug Stores — 0.4%

CVS Caremark Corp., 5.75%, 6/1/17	$640	$603,521

		$603,521

Retail-Specialty and Apparel — 0.5%

Costco Wholesale Corp., 5.50%, 3/15/17	$730	$777,187

		$777,187

Software — 0.5%

Oracle Corp., 6.50%, 4/15/38	$600	$662,849

		$662,849

Super Regional Banks — 1.0%

Bank of America Corp., 5.49%, 3/15/19	$750	$647,135
Wachovia Corp., MTN, 5.50%, 5/1/13	780	772,028

		$1,419,163

Tobacco — 0.3%

Altria Group, Inc., 9.95%, 11/10/38	$440	$480,292

		$480,292

Utilities — 0.8%

Dominion Resources, Inc., 8.875%, 1/15/19	$485	$523,550
Georgia Power Co., 5.70%, 6/1/17	565	565,898

		$1,089,448

Total Corporate Bonds
(identified cost $33,826,602)		$32,394,047

Agency Mortgage-Backed Securities — 37.5%
	Principal
	Amount
Security	(000’s omitted)	Value

FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$592	$576,672
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	41	42,628
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	363	375,133
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	591	610,525
FHLMC, Gold Pool #G04309, 5.50%, 5/1/38	8,741	8,954,503
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,745	3,853,948
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	3	2,739
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	393	396,178
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	300	306,024
FNMA, Pool #256673, 5.50%, 4/1/37	6,391	6,561,584
FNMA, Pool #257169, 4.50%, 3/1/38	4,388	4,456,341
FNMA, Pool #448183, 5.50%, 10/1/13	61	62,918
FNMA, Pool #535454, 6.00%, 2/1/15	130	134,952
FNMA, Pool #545937, 6.00%, 6/1/14	115	119,442
FNMA, Pool #545948, 6.00%, 12/1/14	84	87,226
FNMA, Pool #888222, 6.00%, 2/1/37	9,057	9,340,670
FNMA, Pool #889040, 5.00%, 6/1/37	3,324	3,399,979
FNMA, Pool #918109, 5.00%, 5/1/37	7,093	7,253,956
FNMA, Pool #929009, 6.00%, 1/1/38	5,530	5,702,881
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	844	876,604
GNMA, Pool #781412, 6.50%, 2/15/17	340	353,934

Total Agency Mortgage-Backed Securities
(identified cost $51,436,514)		$53,468,837

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Commercial Mortgage-Backed Securities — 5.9%
	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	$615	$589,686
GSMS, Series 2001-Rock, Class A2FL, 2.27%, 5/3/18(1)(2)(3)	2,000	1,890,637
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	340	325,863
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	770,746
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	855,590
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,323,288
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	724,376
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	51	50,702
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	847	763,559
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,113,440

Total Commercial Mortgage-Backed Securities
(identified cost $9,471,970)		$8,407,887

Asset-Backed Securities — 1.5%
	Principal
	Amount
Security	(000’s omitted)	Value

CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,065,690
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	467,636
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	535,859
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	109	109,444

Total Asset-Backed Securities
(identified cost $2,414,069)		$2,178,629

U.S. Government Agency Bonds — 5.2%
	Principal
	Amount
Security	(000’s omitted)	Value

FNMA, 4.125%, 4/15/14	$3,000	$3,243,720
FNMA, 4.75%, 11/19/12	2,750	3,028,869
FNMA, 4.875%, 12/15/16	1,065	1,192,009

Total U.S. Government Agency Bonds
(identified cost $6,845,298)		$7,464,598

U.S. Treasury Obligations — 21.7%
	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$4,651,175
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	11,710,000
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,517	3,333,875
U.S. Treasury Note, 4.00%, 4/15/10	2,690	2,821,033
U.S. Treasury Note, 4.625%, 2/15/17	7,185	8,499,632

Total U.S. Treasury Obligations
(identified cost $26,423,189)		$31,015,715

Preferred Securities — 1.7%
Security	Shares	Value

Commercial Banks — 0.3%

National City Corp., Series F, 9.875%(3)	17,000	$406,300

		$406,300

Diversified Financial Services — 0.4%

PPTT, 2006-A GS, Class A, 6.006%(1)(3)	8,000	$603,670

		$603,670

Insurance — 1.0%

RAM Holdings, Ltd., Series A, 7.50%(3)	2,000	$1,417,625

		$1,417,625

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%

Indymac Bank FSB, 8.50%(1)	21,150	$212

		$212

Total Preferred Securities
(identified cost $3,605,443)		$2,427,807

Interest Rate Swaptions — 0.0%
	Expiration
Description	Date	Notional Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%	2/11/09	$3,500,000	$280
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%	2/12/09	6,500,000	845
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%	2/11/10	6,000,000	36,780

Total Interest Rate Swaptions
(identified cost $532,624)			$37,905

Short-Term Investments — 2.9%
	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 2.22%(4)	$3	$3,029
Cash Management Portfolio, 0.75%(4)	4,064	4,063,615

Total Short-Term Investments
(identified cost $4,089,397)		$4,066,644

Total Investments — 99.1%
(identified cost $138,645,106)		$141,462,069

Other Assets, Less Liabilities — 0.9%		$1,304,084

Net Assets — 100.0%		$142,766,153

Industry classifications included in the Portfolio of Investments are unaudited.

CHAIT - Chase Issuance Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GECMC - General Electric Commercial Mortgage Corporation

GNMA - Government National Mortgage Association (Ginnie Mae)

GSMS - GS Mortgage Securities Corporation II

HAROT - Honda Auto Receivables Owner Trust

HART - Hyundai Auto Receivables Trust

L-UCMT - LB-UBS Commercial Mortgage Trust

MLMT - Merrill Lynch Mortgage Trust

MTN - Medium-Term Note

NASC - Nomura Asset Securities Corporation

PAC - Planned Amortization Class

PPTT - Preferred Pass-Through Trust

USAOT - USAA Auto Owner Trust

WBCMT - Wachovia Bank Commercial Mortgage Trust

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of the securities is $3,323,938 or 2.3% of the Portfolio’s net assets.

(2)	Private placement security that may be resold to qualified investors.

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2008.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2008.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2008

Assets

Unaffiliated investments, at value (identified cost, $134,555,709)	$137,395,425
Affiliated investments, at value (identified cost, $4,089,397)	4,066,644
Restricted cash*	184,000
Interest receivable	1,213,260
Interest receivable from affiliated investments	2,839
Securities lending income receivable	3,099
Receivable for daily variation margin on open financial futures contracts	163,125
Receivable for open swap contracts	43,518

Total assets	$143,071,910

Liabilities

Payable to affiliate for investment adviser fee	50,737
Payable to affiliate for Trustees’ fees	1,067
Payable for open swap contracts	184,194
Accrued expenses	69,759

Total liabilities	$305,757

Net Assets applicable to investors’ interest in Portfolio	$142,766,153

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$140,738,705
Net unrealized appreciation (computed on the basis of identified cost)	2,027,448

Total	$142,766,153

*	Represents restricted cash on deposit with the broker for financial futures contracts.
Statement of Operations

For the Year Ended
December 31, 2008

Investment Income

Interest	$6,894,675
Dividends	254,711
Securities lending income, net	68,707
Interest income allocated from affiliated investments	210,211
Expenses allocated from affiliated investments	(31,566)

Total investment income	$7,396,738

Expenses

Investment adviser fee	$589,866
Trustees’ fees and expenses	5,189
Custodian fee	92,255
Legal and accounting services	59,546
Miscellaneous	4,155

Total expenses	$751,011

Deduct —
Reduction of custodian fee	$5

Total expense reductions	$5

Net expenses	$751,006

Net investment income	$6,645,732

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(1,457,527)
Investment transactions allocated from affiliated investment	(39,257)
Financial futures contracts	7,533
Swap contracts	67,795

Net realized loss	$(1,421,456)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,387,859
Financial futures contracts	(648,839)
Swap contracts	(13,537)

Net change in unrealized appreciation (depreciation)	$725,483

Net realized and unrealized loss	$(695,973)

Net increase in net assets from operations	$5,949,759

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	December 31, 2008	December 31, 2007

From operations —
Net investment income	$6,645,732	$5,219,123
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts.	(1,421,456)	95,137
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts and swap contracts.	725,483	1,108,580

Net increase in net assets from operations	$5,949,759	$6,422,840

Capital transactions —
Contributions	$49,802,842	$26,351,160
Withdrawals	(38,689,413)	(15,572,098)

Net increase in net assets from capital transactions	$11,113,429	$10,779,062

Net increase in net assets	$17,063,188	$17,201,902

Net Assets

At beginning of year	$125,702,965	$108,501,063

At end of year	$142,766,153	$125,702,965

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended December 31,

	2008	2007	2006	2005	2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.57%	0.73%	0.76%	0.76%	0.75%
Net investment income	4.82%	4.50%	4.12%	3.48%	3.43%
Portfolio Turnover	70%	130%	93%	66%	71%

Total Return	4.66%	5.56%	3.27%	2.15%	3.98%

Net assets, end of year (000’s omitted)	$142,766	$125,703	$108,501	$104,581	$100,278

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2008, the Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 63.6% and 4.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations obtained by, independent pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the options are traded or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on whic h such contracts trade. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by pricing vendors. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using interest rate swap quotations provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counter-party, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At December 31, 2008, Cash Collateral Fund valued its investments based on available market quotations.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No

Investment Grade Income Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms.

I  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event, as defined in the credit default swap agreement, has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon the occurrence of a credit event with respect to the referenced debt obligation. For credit default swaps on corporate, high-grade debt obligations, a credit event generally includes bankruptcy, failure to pay and restructuring. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or

Investment Grade Income Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Swaptions — The Portfolio may purchase swaptions for the purpose of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions, which are exercised or closed, are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate as average daily net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the advisory fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the year ended December 31, 2008, the Portfolio’s adviser fee totaled $619,911 of which $30,045 was allocated from Cash Management and $589,866 was paid or accrued directly by the Portfolio. For the year ended December 31, 2008, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.45% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2008, were as follows:

Purchases

Investments (non-U.S. Government)	$25,609,721
U.S. Government and Agency Securities	85,567,611

$111,177,332

Sales

Investments (non-U.S. Government)	$29,342,751
U.S. Government and Agency Securities	62,320,576

$91,663,327

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,410,036

Gross unrealized appreciation	$8,696,988
Gross unrealized depreciation	(5,644,955)

Net unrealized appreciation	$3,052,033

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Investment Grade Income Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

A summary of obligations under these financial instruments at December 31, 2008 is as follows:

Future Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	30 U.S. Treasury Bond	Short	$(3,780,832)	$(4,141,406)	$(360,574)

3/09	40 U.S. Treasury Note	Short	(4,741,735)	(5,030,000)	(288,265)

					$(648,839)

Credit Default Swaps — Sell Protection

				Pay/
			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Depreciation

JPMorgan Chase, N.A.	HSBC Capital Funding, LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(106,231)

HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(77,963)

						$(184,194)

Credit Default Swaps — Buy Protection

Pay/
		Notional	Receive
		Amount	Annual		Net
	Reference	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	omitted)	Rate	Date	Appreciation

JPMorgan Chase, N.A.	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$43,518

$43,518

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2008, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3 million.

At December 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2008.

7   Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $152,743 for the year ended December 31, 2008. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. At December 31, 2008, the Portfolio had no securities on loan.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Grade Income Portfolio as of December 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT’D

At December 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(648,839)
Level 2	Other Significant Observable Inputs	141,462,069	(140,676)
Level 3	Significant Unobservable Inputs	—	—

Total		$141,462,069	$(789,515)

*	Other financial instruments are financial futures contracts and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

9   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Investment Grade Income Portfolio as of December 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Investment Grade Income Portfolio:
We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for each of the two years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the year ended December 31, 2006, and all prior periods presented were audited by other auditors. Those auditors expressed an unqualified opinion on the supplementary data in their report dated February 26, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 16, 2009

Eaton Vance Investment Grade Income Fund
Investment Grade Income Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Investment Grade Income Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Benjamin C. Esty	372,230	0
Thomas E. Faust Jr.	372,230	0
Allen R. Freedman	372,230	0
William H. Park	372,230	0
Ronald A. Pearlman	372,230	0
Helen Frame Peters	372,230	0
Heidi L. Steiger	372,230	0
Lynn A. Stout	372,230	0
Ralph F. Verni	372,230	0

Each nominee was also elected a Trustee of Investment Grade Income Portfolio.

Investment Grade Income Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Benjamin C. Esty	69%	1%
Thomas E. Faust Jr.	69%	1%
Allen R. Freedman	69%	1%
William H. Park	69%	1%
Ronald A. Pearlman	69%	1%
Helen Frame Peters	69%	1%
Heidi L. Steiger	69%	1%
Lynn A. Stout	69%	1%
Ralph F. Verni	69%	1%

Results are rounded to the nearest whole number.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which the Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (“BMR” or the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Portfolio’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (March 2007) through September 30, 2007 for the Fund. The Board noted that the Fund maintains a shorter average

Eaton Vance Investment Grade Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

duration than its peers, which has affected the performance of the Portfolio relative to its peers. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio was satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including any administrative fee rates, payable by the Portfolio (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Portfolio’s total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and Eaton Vance Management (the “Administrator”), the Board concluded that the management fees charged for advisory and related services and the Portfolio’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the Adviser’s and Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Portfolio on the other hand. The Board also concluded that the structure of the management fees, which includes breakpoints, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Eaton Vance Special Investment Trust (the Trust) and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 until March 22, 2009 and thereafter at Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc. and “Fox” refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ’s Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and the	Length of	Principal Occupation(s)	Overseen By
Date of Birth	Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and the	Length of	Principal Occupation(s)
Date of Birth	Portfolio	Service	During Past Five Years

Michael A. Allison 10/26/64	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 22 registered investment companies managed by EVM or BMR.

J. Scott Craig 3/15/63	Vice President of the Trust	Since 2006	Vice President of EVM and BMR since January 2005. Previously, Director -- Real Estate Equities and REIT Portfolio Manager of The Northwestern Mutual Life Insurance Company (1994-2004). Officer of 16 registered investment companies managed by EVM or BMR.

Gregory R. Greene 11/13/66	Vice President of the Trust	Since 2006	Managing Director of Fox and member of the Investment Committee. Officer of 17 registered investment companies managed by EVM or BMR.

Duke E. Laflamme 7/8/69	President of the Portfolio and Vice President of the Trust	President of the Portfolio since 2008(2) and Vice President of the Trust since 2001	Vice President of EVM and BMR. Officer of 18 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President	Since 2002	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Robert J. Milmore 4/3/69	Vice President of the Trust	Since 2006	Vice President of Fox and member of the Investment Committee. Previously, Manager of International Treasury of Cendent Corporation (2001-2005). Officer of 17 registered investment companies managed by EVM or BMR.

J. Bradley Ohlmuller 6/14/68	Vice President of the Trust	Since 2008	Principal of Fox and member of the Investment Committee. Previously, Vice President and research analyst at Goldman Sachs & Co. (2001-2004). Officer of 17 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2006	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Michael W. Weilheimer 2/11/61	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 25 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Eaton Vance Investment Grade Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and the	Length of	Principal Occupation(s)
Date of Birth	Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	Prior to 2008, Ms. Campbell was Assistant Treasurer of the Portfolio since 2000, and Mr. Laflamme was Vice President of the Portfolio since 2006.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Investment Grade Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2978-2/09	IGISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial

Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal years ended December 31, 2007 and December 31, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods. PricewaterhouseCoopers LLP was the principal accountant for the fiscal year ended 2006. During the fiscal year ended 2007, PricewaterhouseCoopers LLP was replaced by Deloitte & Touche LLP (“D&T”).

Fiscal Years Ended	12/31/2007	12/31/2008

Audit Fees	$34,000	$36,225

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$14,000	$16,750

All Other Fees(3)	$0	$103

Total	$48,000	$53,078

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
During the Funds fiscal years ended December 31, 2007 and December 31, 2008, $35,000 and $40,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control; structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended December 31, 2007 and the fiscal year ended December 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant’s principal accountant for the last 2 fiscal years of the Portfolio. During the fiscal year ended 2007, PricewaterhouseCoopers LLP was replaced by D&T.

Fiscal Years Ended	12/31/2007	12/31/2008

	D&T	D&T

Registrant	$14,000	$16,853

Eaton Vance(1)	$281,446	$345,473

(1) The Investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)      Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)  Treasurer’s Section 302 certification.
(a)(2)(ii) President’s Section 302 certification.
(b)          Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/Duke E. Laflamme Duke E. Laflamme
President

Date:	February 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 13, 2009

By:	/s/Duke E. Laflamme Duke E. Laflamme
President

Date:	February 13, 2009